Short-term Bank Borrowings - Summary of Short-term Bank Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about borrowings [abstract]
Fixed-rate bank borrowings	¥ 473,000	$ 68,795	¥ 558,000
Analyzed as:
Secured	180,000	26,180	180,000
Unsecured	293,000	42,615	378,000
Short-term borrowings	¥ 473,000	$ 68,795	¥ 558,000